Operations	12 Months Ended
Dec. 31, 2025
Operations
Operations

1.	Operations

1.1. Corporate Structure

TIM S.A. (“TIM” or “Company”) is a publicly-held company with Registered office in the city of Rio de Janeiro, RJ, and a subsidiary of TIM Brasil Serviços e Participações S.A. (“TIM Brasil”). TIM Brasil is a subsidiary of the Telecom Italia Group that holds 67.48% of the share capital of TIM S.A. on December 31, 2025 (66.59% on December 31, 2024).

The Company holds an authorization for Landline Switched Telephone Service (“STFC”) in Local, National Long-Distance and International Long-Distance modes, as well as Personal Mobile Service (“SMP”) and Multimedia Communication Service (“SCM”), in all Brazilian states and in the Federal District.

The Company’s shares are traded on B3 – Brasil, Bolsa, Balcão (“B3”). Additionally, TIM has American Depositary Receipts (ADRs), Level II, traded on the New York Stock Exchange (NYSE) – USA. As a result, the Company is subject to the rules of the Brazilian Securities and Exchange Commission (“CVM”) and the Securities and Exchange Commission in the United States (“SEC”). In order to comply with good market practices, the company adopts as a principle the simultaneous disclosure of its financial information in both markets, in reais, in Portuguese and English.

On December 31, 2025, TIM holds a 49% equity interest (49% on December 31, 2024) in the Company I-Systems (associated company).